Schedule of Investments
Invesco Senior Loan ETF (BKLN)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-95.41%(a)(b)
Aerospace & Defense-2.42%
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/01/2028	$81,081	$81,385,445
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.34%	05/30/2025	9,287	9,179,110
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.34%	12/09/2025	73,169	72,309,675
				162,874,230
Air Transport-3.74%
AAdvantage Loyalty IP Ltd., Term Loan B (3 mo. USD LIBOR + 4.75%)	5.50%	03/15/2028	68,555	70,756,488
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027	70,885	75,757,858
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027	71,585	75,139,859
United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	4.50%	05/01/2028	29,520	29,838,698
				251,492,903
Automotive-1.35%
Panther BF Aggregator 2 L.P., Term Loan (Canada) (1 mo. USD LIBOR + 3.25%)	3.34%	04/30/2026	90,874	90,632,645
Beverage & Tobacco-0.41%
Triton Water Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.00%	03/12/2028	27,509	27,518,042
Building & Development-3.10%
DTZ U.S. Borrower LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	2.84%	08/21/2025	50,005	49,594,152
Pisces Midco Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	03/26/2028	51,000	51,095,625
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	2.59%	02/01/2027	55,002	54,681,748
White Cap Buyer LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.50%	10/31/2027	52,501	52,653,704
				208,025,229
Business Equipment & Services-9.13%
Allied Universal Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	05/05/2028	41,522	41,667,680
Asurion LLC, Term Loan B-8 (1 mo. USD LIBOR + 3.25%)	3.34%	12/31/2026	73,327	73,057,867
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	06/21/2024	61,016	59,778,882
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024	80,312	80,353,278
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	02/06/2026	64,290	64,163,581
Endure Digital, Inc (Eagle Company), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	02/01/2028	40,000	39,816,800
Genesys Telecom Holdings, U.S., Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/01/2027	61,445	61,647,617
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.50%	09/23/2026	47,039	47,088,416
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	2.59%	11/08/2024	40,117	39,848,386
Trans Union LLC, Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	1.84%	11/16/2026	51,885	51,751,353
Travelport Finance (Luxembourg) S.a.r.l., Term Loan (Luxembourg) (c)	-	05/30/2026	93	82,942
West Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	10/10/2024	55,378	54,014,674
				613,271,476
Cable & Satellite Television-7.58%
Charter Communications Operating LLC
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.85%	04/30/2025	40,106	40,105,816
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.85%	02/01/2027	101,721	101,259,955
CSC Holdings LLC
Term Loan (1 mo. USD LIBOR + 2.25%)	2.35%	07/17/2025	80,784	80,036,340
Term Loan (1 mo. USD LIBOR + 2.50%)	2.60%	04/15/2027	44,976	44,802,121
Numericable-SFR S.A., Incremental Term Loan B-13 (France) (3 mo. USD LIBOR + 4.00%)	4.16%	08/14/2026	40,082	40,137,298
Telenet Financing USD LLC, Term Loan AR (1 mo. USD LIBOR + 2.00%)	2.10%	04/15/2028	51,463	50,964,667
Virgin Media Bristol LLC, Term Loan N (United Kingdom) (1 mo. USD LIBOR + 2.50%)	2.60%	01/31/2028	65,635	65,331,443
WideOpenWest Finance LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	08/18/2023	39,740	39,752,443
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.60%	04/15/2028	47,640	47,256,329
				509,646,412
Chemicals & Plastics-1.39%
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	2.85%	10/01/2025	94,046	93,399,707
Containers & Glass Products-1.87%
Berry Global, Inc., Term Loan Z (1 mo. USD LIBOR + 1.75%)	1.85%	07/01/2026	90,879	90,253,845
Reynolds Consumer Products LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.84%	01/29/2027	35,703	35,590,947
				125,844,792
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Drugs-4.18%
Amneal Pharmaceuticals LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.63%	05/04/2025	$56,510	$55,744,693
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.06%	11/15/2027	55,728	55,278,368
Jazz Pharmaceuticals, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/21/2028	30,000	30,163,500
Pharmaceutical Product Development, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	2.75%	01/06/2028	64,514	64,496,728
Valeant Pharmaceuticals International, Inc., Term Loan (Canada) (1 mo. USD LIBOR + 3.00%)	3.09%	06/02/2025	75,602	75,412,503
				281,095,792
Electronics & Electrical-13.89%
Boxer Parent Co., Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.84%	10/02/2025	67,602	67,354,991
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	04/06/2026	61,497	61,381,740
CoreLogic, Inc., Term Loan B (c)	-	04/09/2028	50,000	49,856,250
Dell International LLC
Term Loan A-6 (1 mo. USD LIBOR + 1.75%)	1.85%	03/13/2024	25,875	25,919,505
Term Loan B (1 mo. USD LIBOR + 1.75%)	2.00%	09/19/2025	110,651	110,784,025
Finastra USA, Inc., First Lien Term Loan (United Kingdom) (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024	75,510	74,664,264
Hyland Software, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	07/01/2024	54,338	54,547,142
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.85%	08/28/2027	18,624	18,650,366
MA FinanceCo. LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.75%)	2.84%	06/21/2024	7,357	7,290,560
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	3.84%	09/30/2024	64,068	64,176,182
Micro Holding L.P., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.59%	09/13/2024	57,362	57,210,970
RealPage, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	3.75%	02/15/2028	15,000	15,000,000
Seattle Spinco, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	2.84%	06/21/2024	49,671	49,220,749
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.85%	06/30/2026	53,782	53,647,354
Ultimate Software Group, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.84%	05/04/2026	51,936	52,063,249
Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	4.00%	05/01/2026	73,445	73,682,449
Western Digital Corp., Term Loan A-1 (3 mo. USD LIBOR + 1.50%)	1.59%	02/27/2023	97,408	97,728,356
				933,178,152
Financial Intermediaries-1.01%
Citadel Advisors Holdings L.P., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.59%	02/15/2028	68,546	68,185,054
Food Products-0.88%
Froneri International PLC, Term Loan B-2 (United Kingdom) (1 mo. USD LIBOR + 2.25%)	2.34%	01/29/2027	60,019	59,302,823
Food Service-3.33%
IRB Holding Corp.
First Lien Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	12/01/2027	58,838	58,917,187
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.75%	02/05/2025	61,885	61,723,541
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.84%	11/19/2026	104,248	102,863,908
				223,504,636
Health Care-11.83%
athenahealth, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.41%	02/11/2026	93,252	93,717,955
DaVita HealthCare Partners, Inc., Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.84%	08/12/2026	61,462	61,264,512
Elanco Animal Health, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.86%	07/30/2027	93,277	92,733,065
Envision Healthcare Corp., Term Loan (1 mo. USD LIBOR + 3.75%)	3.84%	10/10/2025	117,364	100,682,742
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027	48,374	48,531,565
Gentiva Health Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	2.88%	07/02/2025	29,278	29,247,316
LifePoint Health, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	3.84%	11/16/2025	74,366	74,469,346
MPH Acquisition Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	3.75%	06/07/2023	52,657	52,648,074
Organon & Co., Term Loan B (c)	-	04/08/2028	30,847	30,852,673
Sunshine Luxembourg VII S.a.r.l., Term Loan (Switzerland) (3 mo. USD LIBOR + 3.75%)	4.50%	10/01/2026	70,530	70,849,162
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	02/06/2024	58,539	56,636,442
Verscend Holding Corp.
Term Loan(c)(d)	-	08/08/2025	58,591	58,810,276
Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	4.09%	08/07/2025	24,424	24,487,241
				794,930,369
Industrial Equipment-0.91%
Thyssenkrupp Elevators (Vertical Midco GmbH), Term Loan B (Germany) (3 mo. USD LIBOR + 4.25%)	4.48%	07/30/2027	60,997	61,305,895
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Insurance-3.87%
Acrisure LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	3.70%	01/31/2027	$78,341	$77,777,256
HUB International Ltd., Term Loan (3 mo. USD LIBOR + 2.75%)	2.90%	04/25/2025	72,987	72,386,726
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	12/31/2025	54,194	53,663,226
USI, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	3.20%	05/16/2024	56,709	56,345,555
				260,172,763
Leisure Goods, Activities & Movies-3.56%
Alpha Topco Ltd., Term Loan B (United Kingdom) (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024	67,052	66,784,667
Crown Finance US, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	02/28/2025	61,311	53,371,623
UFC Holdings LLC, Term Loan B-3 (3 mo. USD LIBOR + 3.00%)	3.75%	04/29/2026	55,444	55,448,505
William Morris Endeavor Entertainment LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	2.85%	05/16/2025	65,349	63,861,856
				239,466,651
Lodging & Casinos-4.56%
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	2.84%	12/23/2024	100,799	100,151,430
Golden Nugget, Inc., Term Loan B (2 mo. USD LIBOR + 2.50%)	3.25%	10/04/2023	64,572	64,170,991
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.84%	06/22/2026	59,920	59,505,112
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.84%	08/14/2024	83,148	82,471,988
				306,299,521
Oil & Gas-2.20%
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	3.69%	09/30/2024	109,242	109,003,842
Buckeye Partners L.P., Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.36%	11/02/2026	39,253	39,092,110
				148,095,952
Publishing-0.19%
Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	2.10%	10/04/2023	12,498	12,507,524
Radio & Television-1.55%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.35%	08/24/2026	60,678	43,934,773
Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.61%	09/18/2026	60,555	60,462,368
				104,397,141
Rail Industries-0.86%
Genesee & Wyoming, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	2.20%	12/30/2026	57,661	57,487,080
Retailers (except Food & Drug)-3.11%
Bass Pro Group LLC, Term Loan B (3 mo. USD LIBOR + 4.25%)	5.00%	02/26/2028	97,753	98,644,713
Harbor Freight Tools USA, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	10/15/2027	66,226	66,443,509
PetSmart, Inc., First Lien Term Loan B (3 mo. USD LIBOR +3.75%)	4.50%	01/28/2028	43,928	44,147,393
				209,235,615
Telecommunications-5.90%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.34%	03/15/2027	110,230	109,431,272
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.84%	03/01/2027	71,257	70,544,231
Rackspace Hosting, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 2.75%)	3.50%	02/15/2028	10,000	9,965,900
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/10/2026	60,555	60,730,100
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.85%	04/11/2025	53,013	52,742,923
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	03/09/2027	93,784	93,227,281
				396,641,707
Utilities-2.59%
Brookfield WEC Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	08/01/2025	68,080	67,731,432
Pacific Gas and Electric Co., Term Loan B (3 mo. USD LIBOR + 3.00%)	3.50%	07/01/2025	51,133	50,829,991
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. USD LIBOR + 1.75%)	1.84%	12/31/2025	55,677	55,442,800
				174,004,223
Total Variable Rate Senior Loan Interests (Cost $6,351,562,776)				6,412,516,334
U.S. Dollar Denominated Bonds & Notes-3.07%
Aerospace & Defense-0.19%
TransDigm, Inc.(e)	6.25%	03/15/2026	12,081	12,760,858
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Airlines-0.30%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(e)	5.50%	04/20/2026	$7,296	$7,688,379
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(e)	5.75%	04/20/2029	4,378	4,699,674
United Airlines, Inc.(e)	4.38%	04/15/2026	1,895	1,966,091
United Airlines, Inc.(e)	4.63%	04/15/2029	5,478	5,666,443
				20,020,587
Commercial Services & Supplies-0.25%
Prime Security Services Borrower LLC/Prime Finance, Inc.(e)	5.75%	04/15/2026	15,160	16,604,748
Diversified Telecommunication Services-0.53%
Altice France S.A. (France)(e)	5.13%	07/15/2029	13,405	13,307,881
CommScope, Inc.(e)	6.00%	03/01/2026	9,950	10,464,912
Lumen Technologies, Inc.(e)	4.00%	02/15/2027	3,000	3,037,920
Zayo Group Holdings, Inc.(e)	4.00%	03/01/2027	9,000	8,831,250
				35,641,963
Electric Utilities-0.26%
PG&E Corp.	5.00%	07/01/2028	7,000	6,973,750
PG&E Corp.	5.25%	07/01/2030	7,000	7,087,500
Vistra Operations Co. LLC(e)	4.30%	07/15/2029	3,000	3,187,173
				17,248,423
Food & Staples Retailing-0.04%
PetSmart, Inc./PetSmart Finance Corp.(e)	4.75%	02/15/2028	2,369	2,456,534
Hotels, Restaurants & Leisure-0.47%
1011778 BC ULC/New Red Finance, Inc. (Canada)(e)	3.88%	01/15/2028	13,000	13,065,000
1011778 BC ULC/New Red Finance, Inc. (Canada)(e)	3.50%	02/15/2029	5,000	4,900,050
Caesars Resort Collection LLC/CRC Finco, Inc.(e)	5.75%	07/01/2025	3,000	3,149,850
Scientific Games International, Inc.(e)	5.00%	10/15/2025	9,900	10,209,375
				31,324,275
Insurance-0.10%
Acrisure LLC/Acrisure Finance, Inc.(e)	4.25%	02/15/2029	7,282	7,115,879
Interactive Media & Services-0.29%
Diamond Sports Group LLC/Diamond Sports Finance Co., (Acquired 01/06/2021 - 03/01/2021; Cost $5,549,270)(e)(f)	5.38%	08/15/2026	7,000	5,188,750
Rackspace Technology Global, Inc.(e)	3.50%	02/15/2028	15,000	14,465,025
				19,653,775
Machinery-0.05%
Vertical US Newco, Inc. (Germany)(e)	5.25%	07/15/2027	3,000	3,123,750
Media-0.27%
Virgin Media Secured Finance PLC (United Kingdom)(e)	4.50%	08/15/2030	9,000	8,990,415
Ziggo B.V. (Netherlands)(e)	5.50%	01/15/2027	6,000	6,225,000
Ziggo B.V. (Netherlands)(e)	4.88%	01/15/2030	3,000	3,078,135
				18,293,550
Pharmaceuticals-0.04%
Organon Finance 1 LLC(e)	4.13%	04/30/2028	2,832	2,863,860
Real Estate Management & Development-0.16%
Cushman & Wakefield US Borrower LLC(e)	6.75%	05/15/2028	10,000	10,787,500
Technology Hardware, Storage & Peripherals-0.12%
Dell International LLC/EMC Corp.(e)	5.30%	10/01/2029	5,000	5,928,743
Western Digital Corp.	4.75%	02/15/2026	2,000	2,227,030
				8,155,773
Total U.S. Dollar Denominated Bonds & Notes (Cost $205,292,387)				206,051,475
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-9.27%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(g)(h) (Cost $623,268,962)	623,268,962	$623,268,962
TOTAL INVESTMENTS IN SECURITIES-107.75% (Cost $7,180,124,125)		7,241,836,771
OTHER ASSETS LESS LIABILITIES-(7.75)%		(521,064,035)
NET ASSETS-100.00%		$6,720,772,736

Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	This variable rate interest will settle after May 31, 2021, at which time the interest rate will be determined.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $189,763,195, which represented 2.82% of the Fund’s Net Assets.
(f)	Restricted security. The value of this security at May 31, 2021 represented less than 1% of the Fund’s Net Assets.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,245,853,549	$(5,622,584,587)	$-	$-	$623,268,962	$98,255
Invesco Premier U.S. Government Money Portfolio, Institutional Class	483,816,237	996,889,840	(1,480,706,077)	-	-	-	4,544
Total	$483,816,237	$7,242,743,389	$(7,103,290,664)	$-	$-	$623,268,962	$102,799

(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$6,353,706,058	$58,810,276	$6,412,516,334
U.S. Dollar Denominated Bonds & Notes	-	206,051,475	-	206,051,475
Money Market Funds	623,268,962	-	-	623,268,962
Total Investments	$623,268,962	$6,559,757,533	$58,810,276	$7,241,836,771